Mezzanine Equity and Equity (Tables)	9 Months Ended
Sep. 30, 2023
Mezzanine Equity and Equity [Abstract]
Schedule of Capital Stock	The table below reflects share information about the Company’s capital stock as of September 30, 2023.
	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	500,000,000	22,237,988	(1,250,000)	20,987,988
Class B Common Stock	$0.0001	100,000,000	—	—	—
Class C Common Stock	$0.0001	100,000,000	70,909,012	—	70,909,012
Series A Preferred Stock	$0.0001	25,000,000	26,000	—	26,000
Total shares		725,000,000	93,173,000	(1,250,000)	91,923,000